Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	Six months ended June 30
	2022	2021
Common shares, beginning of period	671,960,276	597,142,219
Public offering	—	16,789,922
Dividend reinvestment plan	3,014,264	2,926,494
Exercise of share-based awards (b)	673,852	679,834
Conversion of convertible debentures	754	1,886
Common shares, end of period	675,649,146	617,540,355

Schedule of Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2022
Risk-free interest rate	1.9%
Expected volatility	23%
Expected dividend yield	4.3%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	2.44